Parent Company Only Condensed Financial Information (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 89,415,798	$ 64,932,937	$ 48,938,593
Less: Cost of revenues	(58,296,097)	(41,178,356)	(31,277,255)
Gross profit (loss)	31,119,701	23,754,581	17,661,338
General and administrative expenses	16,343,936	17,384,393	5,871,622
Share of profit in subsidiaries, net (Note a)	207,363	(145,329)
Other expenses	(107,322)	(92,429)	(84,155)
Income (Loss) before income tax	2,872,015	(3,287,260)	2,714,898
Benefit for income tax	835,444	186,615	(112,128)
Other comprehensive (loss) income
Comprehensive income (loss)	2,389,224	(3,681,749)	2,480,056
Parent Company [Member]
Revenues		201,614
Less: Cost of revenues		(200,954)
Gross profit (loss)		660
General and administrative expenses	(5,505,559)	(8,651,816)	(619,892)
Share of profit in subsidiaries, net (Note a)	8,404,632	5,317,315	3,055,340
Other income	46,904	66,806
Other expenses	(7,739)	(2,741)	(985)
Income (Loss) before income tax	2,938,238	(3,269,776)	2,434,463
Benefit for income tax
Net income (loss)	2,938,238	(3,269,776)	2,434,463
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(549,015)	(411,973)	45,593
Comprehensive income (loss)	$ 2,389,223	$ (3,681,749)	$ 2,480,056